Annual Operating Expenses {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-14 - Fidelity® Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund-Retail Class
	Dec. 30, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.73%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.93%

[1]

(a)The management fee is comprised of a basic fee of 0.58% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.